Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [Abstract]
Schedule of Borrowings
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Current portion of long-term bank borrowings	$1,039,988	$947,559
Current portion of long-term third-party borrowing	2,469,721	2,234,057
Long-term bank borrowings	138,212	432,179
Long-term third-party borrowing	13,589,362	13,467,639
Total borrowings	$17,237,283	$17,081,434